Balance Sheets (Parentheticals) - USD ($)	Sep. 30, 2015	Jul. 24, 2015	Dec. 31, 2014	Nov. 30, 2014	Jun. 30, 2014	Jun. 22, 2014	Dec. 31, 2013	May. 31, 2013	Apr. 30, 2013	Apr. 15, 2013	Jan. 31, 2013	Jan. 15, 2013	Sep. 07, 2011	Jun. 22, 2010
Discount on short term note payable (in Dollars)	$ 0		$ 194,097				$ 0				$ 77,644
Preferred stock, par value (in Dollars per share)			$ 0.01		$ 19.50		$ 0.01
Preferred stock, stated value (in Dollars per share)			$ 100				$ 100
Preferred stock, shares authorized		20,000,000	10,000,000				10,000,000
Preferred stock, shares outstanding			20,550				20,550
Common stock, par value (in Dollars per share)	$ 0.01		$ 0.01	$ 0.01			$ 0.01	$ 0.01	$ 1
Common stock, shares authorized		100,000,000	10,666,667			1,066,067	10,666,667			666,667		4,000,000	2,666,667	1,066,067
Common stock, shares outstanding	5,203,428		3,092,766				2,932,501